Stock-Based Compensation (Summary of Restricted Share Activity) (Detail) - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016
Number of Shares
Granted, number of shares (in shares)			1,500
Vested, Number of Shares (in shares)			(1,500)
Performance Shares
Number of Shares
Vested, Number of Shares (in shares)	(55,000)	(40,000)
Restricted Stock Units (RSUs) [Member]
Number of Shares
Granted, number of shares (in shares)				6,020
Time-Based | Restricted Stock
Number of Shares
Outstanding - beginning of year, number of shares (in shares)	216,916		208,429	208,429
Granted, number of shares (in shares)	15,500			58,570
Vested, Number of Shares (in shares)	(9,499)			(126,083)
Canceled or expired, number of shares (in shares)	(2,000)			(4,000)
Outstanding - end of period, number of shares (in shares)	330,917			216,916
Weighted Average Grant Date Fair Value
Outstanding - beginning of year, Weighted Average Grant Date Fair Value (in dollars per share)	$ 36.94		$ 36.61	$ 36.61
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	42.60			30.72
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	35.13			41.00
Canceled or expired, Weighted Average Grant Date Fair Value (in dollars per share)	37.87			36.34
Outstanding - end of year, Weighted Average Grant Date Fair Value (in dollars per share)	$ 36.53			$ 36.94
Vesting period	2 years	2 years
Time-Based | Restricted Stock and Performance Shares
Number of Shares
Performance- to time-based, number of shares (in shares)	110,000			80,000
Weighted Average Grant Date Fair Value
Performance- to time-based, weighted average grant date fair value (in dollars per share)	$ 34.78			$ 48.72
Performance-Based | Restricted Stock
Number of Shares
Outstanding - beginning of year, number of shares (in shares)	165,000		120,000	120,000
Granted, number of shares (in shares)	0			165,000
Vested, Number of Shares (in shares)	(55,000)			(40,000)
Performance- to time-based, number of shares (in shares)	(110,000)	(80,000)
Canceled or expired, number of shares (in shares)	0			0
Outstanding - end of period, number of shares (in shares)	0			165,000
Weighted Average Grant Date Fair Value
Outstanding - beginning of year, Weighted Average Grant Date Fair Value (in dollars per share)	$ 34.78		$ 48.72	$ 48.72
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	0.00			34.78
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	34.78			48.72
Canceled or expired, Weighted Average Grant Date Fair Value (in dollars per share)	0.00			0.00
Outstanding - end of year, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0.00			$ 34.78
Performance-Based | Restricted Stock and Performance Shares
Number of Shares
Performance- to time-based, number of shares (in shares)	(110,000)			(80,000)
Weighted Average Grant Date Fair Value
Performance- to time-based, weighted average grant date fair value (in dollars per share)	$ 34.78			$ 48.72